Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands		Issued capital [member]	Commitment To Issue Shares [Member]	Other equity interest [member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2024		$ 146,619		$ 1,241	$ 16,072	$ (4,638)	$ (120,221)	$ 39,073
IfrsStatementLineItems [Line Items]
Issuance of common shares and warrants for cash		131,349			585			131,934
Share issuance costs		(14,211)						(14,211)
Shares issued on exercise of options	[1]	5,704			(5,528)			176
Shares issued on settlement of RSU’s	[1]	2,433			(1,986)			447
Shares issued on exercise of CDI options	[1]	40,979						40,979
Shares issued on exercise of warrants	[1]	1,323			(222)			1,101
Shares issued for settlement of debt	[1]	90						90
Shares issued for conversion of debt	[1]	2,811		(733)				2,078
Reclassification of amended CDI options					3,802			3,802
Share-based compensation					8,351			8,351
Net income and comprehensive income for the period						17,163	(59,640)	(42,477)
Balance at Sep. 30, 2025		317,097		508	21,074	12,525	(179,861)	171,343
IfrsStatementLineItems [Line Items]
Issuance of common shares and warrants for cash		178,886						178,886
Share issuance costs		(10,701)						(10,701)
Shares issued on exercise of options	[1]	895			(894)			1
Shares issued on settlement of RSU’s	[1]	404			(403)			1
Shares issued on exercise of CDI options	[1]	13,346			(2,838)			10,508
Shares issued on exercise of warrants	[1]	8,714			(1,199)			7,515
Shares issued for conversion of debt	[1]	46,938						46,938
Share-based compensation					2,734			2,734
Net income and comprehensive income for the period						(20,352)	(102,273)	(122,625)
Shares issued on acquisition of 100% of US Tungsten, Inc.	[1]	12,463						12,463
Commitment to issue shares for conversion of debt			60,748					60,748
Balance at Dec. 31, 2025		568,042	60,748	508	18,474	(7,827)	(282,134)	357,811
IfrsStatementLineItems [Line Items]
Shares issued on exercise of options	[1]	7,043			(5,366)			1,677
Shares issued on settlement of RSU’s	[1]	2,348			(2,348)
Shares issued on exercise of CDI options	[1]	7,475			(614)			6,861
Shares issued on exercise of warrants	[1]	5,305			(1,004)			4,301
Shares issued for settlement of debt
Share-based compensation					4,979			4,979
Net income and comprehensive income for the period						26,751	226,768	253,519
Settlement of commitment to issue shares	[1]	59,378	(60,748)					(1,370)
Shares repurchased under Share Repurchase Program		(67,727)						(67,727)
Balance at Sep. 30, 2026		$ 581,864		$ 508	$ 14,121	$ 18,924	$ (55,366)	$ 560,051

[1]	See Note 21 for supplemental cash flow disclosures as these amounts include non-cash components.